Stock Based Compensation - Summary of Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performance Shares
Unvested Restricted Stock Grants Outstanding
Beginning balance (in shares)	168,353	0
Granted during the period (in shares)	85,441	168,353
Forfeited during the period (in shares)	(11,391)	0
Vesting during the period (in shares)	(34,600)	0
Ending balance (in shares)	207,803	168,353
Weighted Average Grant Date Fair Value per Share
Beginning balance (in dollars per share)	$ 19.75	$ 0
Granted during the period (in dollars per share)	19.75	19.75
Forfeited during the period (in dollars per share)	19.75	0
Vesting during the period (in dollars per share)	19.75	0
Ending balance (in dollars per share)	$ 19.75	$ 19.75
Service-Based Awards
Unvested Restricted Stock Grants Outstanding
Beginning balance (in shares)	0
Granted during the period (in shares)	169,793
Forfeited during the period (in shares)	0
Vesting during the period (in shares)	0
Ending balance (in shares)	169,793	0
Weighted Average Grant Date Fair Value per Share
Beginning balance (in dollars per share)	$ 0
Granted during the period (in dollars per share)	18.00
Forfeited during the period (in dollars per share)	0
Vesting during the period (in dollars per share)	0
Ending balance (in dollars per share)	$ 18.00	$ 0